STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
NORTHERN FUNDS
Supplement dated May 18, 2007 to Statement of Additional Information dated July 31, 2006

The information on pages 71 and 72 with respect to the Enhanced Large Cap, Growth Equity, Income Equity, Large Cap Value, Mid Cap Growth, Small Cap Growth, Fixed Income, High Yield Fixed Income, Short-Intermediate U.S. Government and U.S. Government Funds is replaced with the following:

PORTFOLIO MANAGERS

Fund                                          Portfolio Manager(s)
----                                          --------------------
Enhanced Large Cap                            Peter Stournaras and Joseph E. Wolfe
Growth Equity                                 John S. Cole
Income Equity                                 Theodore T. Southworth and Jackie M. Benson
Large Cap Value                               Robin R. Kollannur, Betsy Turner, Stephen G. Atkins and Donna Renaud
Mid Cap Growth                                David P. Kalis
Small Cap Growth                              Matthew Peron
Fixed Income                                  Colin A. Robertson
High Yield Fixed Income                       Edward J. Casey
Short-Intermediate U.S. Government            Daniel J. Personette
U.S. Government                               Daniel J. Personette


The information with respect to Robert G. Mitchell, Christopher D. Guinther, Matthew Toms, and Timothy S. Musial in the section "Accounts Managed by the Portfolio Managers" beginning on page 72 is removed and replaced with the following:

ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

     The table below discloses accounts within each type of category listed below for which PETER STOURNARAS is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

                                                                                 Number of
                                                                                  Accounts
                                                 Total                          Managed that      Total Assets that
                                               Number of                        Advisory Fee        Advisory Fee
                                               Accounts      Total Assets         Based on            Based on
         Type of Accounts                       Managed      (in Millions)      Performance          Performance
         ----------------                       -------      -------------      -----------          -----------
Northern Funds:*                                   1             $145                0                   $0
Northern Institutional Funds:*                     0              $0                 0                   $0
Other Registered Investment Companies:*            0              $0                 0                   $0
Other Pooled Investment Vehicles:*                 4             $624                0                   $0
Other Accounts:*                                   0              $0                 0                   $0

* Information is as of March 31, 2007.

     The table below discloses accounts within each type of category listed below for which DONNA RENAUD is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

                                                                                 Number of
                                                                                  Accounts
                                                 Total                          Managed that      Total Assets that
                                               Number of                        Advisory Fee        Advisory Fee
                                               Accounts      Total Assets         Based on            Based on
         Type of Accounts                       Managed      (in Millions)      Performance          Performance
         ----------------                       -------      -------------      -----------          -----------
Northern Funds:*                                   1            $1,171               0                   $0
Northern Institutional Funds:*                     0              $0                 0                   $0
Other Registered Investment Companies:*            0              $0                 0                   $0
Other Pooled Investment Vehicles:*                 0              $0                 0                   $0
Other Accounts:*                                   0              $0                 0                   $0

* Information is as of March 31, 2007.


     The table below discloses accounts within each type of category listed below for which JACKIE M. BENSON is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

                                                                                 Number of
                                                                                  Accounts
                                                 Total                          Managed that      Total Assets that
                                               Number of                        Advisory Fee        Advisory Fee
                                               Accounts      Total Assets         Based on            Based on
         Type of Accounts                       Managed      (in Millions)      Performance          Performance
         ----------------                       -------      -------------      -----------          -----------
Northern Funds:*                                   1             $452                0                   $0
Northern Institutional Funds:*                     0              $0                 0                   $0
Other Registered Investment Companies:*            0              $0                 0                   $0
Other Pooled Investment Vehicles:*                 0              $0                 0                   $0
Other Accounts:*                                   0              $0                 0                   $0

* Information is as of March 31, 2007.


The information on pages 83 and 84 with respect to Robert G. Mitchell, Christopher D. Guinther, Matthew Toms, and Timothy S. Musial is deleted and replaced with the following:

DISCLOSURE OF SECURITIES OWNERSHIP:

Peter Stournaras**            Enhanced Large Cap Fund                 $0
Donna Renaud**                 Large Cap Value Fund                   $0
Jackie M. Benson**              Income Equity Fund             $50,001-$100,000

** Information is as of March 31, 2007.